Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	45
30/360 Days	30
Actual/360 Days	32

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$143,889,996.21	0.6591388	$130,960,086.38	0.5999088	$12,929,909.83
Total Securities	$143,889,996.21	0.1228464	$130,960,086.38	0.1118075	$12,929,909.83

Weighted Avg. Coupon (WAC)	4.70%		4.71%
Weighted Avg. Remaining Maturity (WARM)	21.22		20.38
Pool Receivables Balance	$173,303,198.53		$160,052,761.54
Remaining Number of Receivables	28,891		27,899

Adjusted Pool Balance	$170,007,050.11		$157,077,140.28

III. COLLECTIONS

Principal:
Principal Collections					$13,044,534.95
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$262,233.86
Total Principal Collections					$13,306,768.81

Interest:
Interest Collections					$684,036.19
Late Fees & Other Charges					$30,153.06
Interest on Repurchase Principal					$-
Total Interest Collections					$714,189.25

Collection Account Interest					$631.98
Reserve Account Interest					$336.63
Servicer Advances					$-

Total Collections					$14,021,926.67

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	45
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$14,021,926.67
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$14,021,926.67
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$144,419.33	$-	$144,419.33	$144,419.33
Collection Account Interest					$631.98
Late Fees & Other Charges					$30,153.06
Total due to Servicer					$175,204.37

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$195,450.58		$195,450.58

Total interest:		$195,450.58		$195,450.58	$195,450.58

Available Funds Remaining:					$13,651,271.72

3. Principal Distribution Amount:					$12,929,909.83

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$12,929,909.83
Class A Notes Total:		12,929,909.83		$12,929,909.83
Total Noteholders Principal				$12,929,909.83

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					721,361.89

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,296,148.42
Beginning Period Amount	$3,296,148.42
Current Period Amortization	$320,527.16
Ending Period Required Amount	$2,975,621.26
Ending Period Amount	$2,975,621.26
Next Distribution Date Required Amount	$2,673,267.93

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$26,117,053.90	$26,117,053.90	$26,117,053.90
Overcollateralization as a % of Adjusted Pool		15.36%	16.63%	16.63%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	May 2014
Distribution Date	06/16/14
Transaction Month	45
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.55%	27,495	97.96%	$156,780,142.26
30 - 60 Days	1.22%	339	1.73%	$2,764,607.84
61 - 90 Days	0.20%	55	0.27%	$437,862.45
91 + Days	0.04%	10	0.04%	$70,148.99
		27,899		$160,052,761.54
Total
Delinquent Receivables 61 + days past due	0.23%	65	0.32%	$508,011.44
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.26%	76	0.36%	$630,373.03
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	74	0.33%	$624,687.66
Three-Month Average Delinquency Ratio	0.25%		0.34%

Repossession in Current Period		15		$126,322.19
Repossession Inventory		27		$81,326.24

Charge-Offs
Gross Principal of Charge-Off for Current Period				$205,902.04
Recoveries				$(262,233.86)
Net Charge-offs for Current Period				$(56,331.82)

Beginning Pool Balance for Current Period				$173,303,198.53

Net Loss Ratio				-0.39%
Net Loss Ratio for 1st Preceding Collection Period				0.31%
Net Loss Ratio for 2nd Preceding Collection Period				-0.18%
Three-Month Average Net Loss Ratio for Current Period				-0.09%

Cumulative Net Losses for All Periods				$8,586,317.84
Cumulative Net Losses as a % of Initial Pool Balance				0.64%

Principal Balance of Extensions				$570,099.21
Number of Extensions				63

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